INVENTORIES	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
INVENTORIES

4.

INVENTORIES

Inventories consisted of the following at December 31, 2016 and 2015:

	As of December 31,
	2016	2015

Finished goods	$741,588	$967,800
Raw materials	920,841	460,357
	$1,662,429	$1,428,157

As of December 31, 2016, the Company had approximately $3,100 of consignment inventory consisting of FireIce 561 with a certain customer. No inventory was held on consignment as of December 31, 2015. Cost of goods sold for the year ended December 31, 2015 included $67,439 related to inventory written off for obsolescence. There were no inventory obsolescence writes-offs during the year ended December 31, 2016.